Employee Benefits and Incentives Plans - Restricted Stock Granted (Detail) (USD $)	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Number of Shares	969,839
Outstanding Weighted Average Grant Date Fair Value	$ 14.80
Vested Number of Shares	912,318
Vested Weighted Average Grant Date Fair Value	$ 14.88
Range One
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 11.44
Outstanding Number of Shares	907,652
Outstanding Weighted Average Grant Date Fair Value	$ 11.44
Vested Number of Shares	899,319
Vested Weighted Average Grant Date Fair Value	11.44
Range Two
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 28.88
Outstanding Number of Shares	3,125
Outstanding Weighted Average Grant Date Fair Value	$ 28.88
Vested Number of Shares	625
Vested Weighted Average Grant Date Fair Value	28.88
Range Three
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 50.88
Outstanding Number of Shares	8,750
Outstanding Weighted Average Grant Date Fair Value	$ 50.88
Vested Number of Shares	2,333
Vested Weighted Average Grant Date Fair Value	50.88
Range Four
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 72.32
Outstanding Number of Shares	50,313
Outstanding Weighted Average Grant Date Fair Value	$ 72.32
Vested Number of Shares	10,041
Vested Weighted Average Grant Date Fair Value	$ 72.32
Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 11.44
Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range Grant of Prices	$ 72.32